Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Assets [Abstract]
Reimbursable amounts due from customers	$ 5.9	$ 23.5
Mobilization revenue receivable	34.9	42.0
Intangible asset- Favorable contracts to be amortized	70.5	70.5
Insurance receivable	0.3	12.1
Prepaid expenses	4.5	13.1
Other	0.9	5.4
Total other current assets	$ 117.0	$ 166.6